Related party transactions (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other receivables - Mr. Robert W. Roche [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	$ 13,862	$ 0
Account payable - IS seafood [Member]
Balance Due from and Due to Related Parties
Due to Related Parties	0	15,537
Other receivables - URBN Hotels [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	0	3,171
Other receivables - Cachet Hotel [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	3,628,415	0
Other receivables - IS seafood [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	$ 6,042	$ 0